Summary of Income Tax Expense Attributable to Income From Continuing Operation (Detail) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current taxes	BRL (781,576)	BRL (622,001)	BRL (418,498)
Deferred taxes	(2,598,351)	(136,267)	341,888
Income tax and social contribution effect on profit or loss	BRL (3,379,927)	BRL (758,268)	BRL (76,610)